Shareholder Report, Line Graph (Details)	6 Months Ended
Jan. 31, 2026
C000009521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Research Fund (Class A) — With sales charge
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index